As filed with the Securities and Exchange Commission on August 18, 2006
                       File Nos. 333-103714 and 811-21317
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Pre-Effective Amendment No. ___                     [ ]

                         Post-Effective Amendment No. 12                     [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                Amendment No. 13                             [X]

                        (Check appropriate box or boxes)


                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

               1061 Cliff Dawson Road, Watkinsville, Georgia 30677
               ---------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (252) 972-9922
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                                Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                            Jeffrey T. Skinner, Esq.
                             Kilpatrick Stockton LLP
                             1001 West Fourth Street
                       Winston-Salem, North Carolina 27101

Approximate Date of Proposed Public Offering:

                                   As soon as practicable after the
                                   Effective Date of this Registration Statement
                                   ---------------------------------------------

It is proposed that this filing will become effective:  (check appropriate box)

         [ ]  immediately upon filing pursuant to paragraph (b);
         [X]  on September 15, 2006 pursuant to paragraph (b);
         [ ]  60 days after filing pursuant to paragraph (a)(1);
         [ ]  on ________ (date) pursuant to paragraph (a)(1);
         [ ]  75 days after filing pursuant to paragraph (a)(2); or
         [ ]  on ________ (date) pursuant to paragraph (a)(2), of rule 485.

If appropriate, check the following box:

         [X] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 15, 2006 as the new effective date for Post-Effective Amendment No. 10 to the Registration Statement filed on June 7, 2006. Previously, the filing of Post-Effective Amendment No. 11 to the Registration Statement delayed the effective date until August 21, 2006. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 10 to the Registration Statement.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 18th day of August, 2006.


                                       PMFM INVESTMENT TRUST

                                       By:      /s/ Julian G. Winters
                                                _______________________________
                                                Julian G. Winters, Secretary



         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                   *                                             August 18, 2006
_____________________________________________________            _______________
James M. Baker, Trustee                                          Date


                   *                                             August 18, 2006
_____________________________________________________            _______________
Timothy A. Chapman, Trustee, Chairman, and Treasurer             Date


                   *                                             August 18, 2006
_____________________________________________________            _______________
Judson P. Doherty, President                                     Date


                   *                                             August 18, 2006
_____________________________________________________            _______________
Norman A. McLean, Trustee                                        Date


                   *                                             August 18, 2006
_____________________________________________________            _______________
Tracey L. Hendricks, Assistant Secretary and Assistant Treasurer Date


* By: /s/ Julian G. Winters                                      August 18, 2006
      __________________________________________________         _______________
       Julian G. Winters, Attorney-in-Fact and Secretary         Date